Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Strategic Income Portfolio
March 31, 2022
VIPSI-NPRT1-0522
1.799886.118
Corporate Bonds - 35.4%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		119,924	624,804
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		208,674	980,768
			1,605,572
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
New Cotai LLC 5% 2/24/27 (c)		282,656	282,656

TOTAL CONVERTIBLE BONDS			1,888,228
Nonconvertible Bonds - 35.3%
COMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 2.1%
Altice France SA:
5.125% 7/15/29(d)		3,835,000	3,437,119
5.5% 1/15/28(d)		1,190,000	1,103,487
5.5% 10/15/29(d)		2,810,000	2,521,357
8.125% 2/1/27(d)		370,000	381,241
Axtel S.A.B. de CV 6.375% 11/14/24 (d)		100,000	102,081
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		2,630,000	2,610,275
Cablevision Lightpath LLC:
3.875% 9/15/27(d)		325,000	303,875
5.625% 9/15/28(d)		260,000	237,250
Colombia Telecomunicaciones SA 4.95% 7/17/30 (d)		210,000	190,483
Frontier Communications Holdings LLC:
5% 5/1/28(d)		1,165,000	1,118,400
5.875% 10/15/27(d)		620,000	615,846
6% 1/15/30(d)		555,000	513,375
6.75% 5/1/29(d)		745,000	715,200
IHS Holding Ltd. 5.625% 11/29/26 (d)		595,000	560,788
Level 3 Financing, Inc. 3.75% 7/15/29 (d)		1,140,000	1,010,302
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		605,000	573,238
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27(d)		280,000	265,860
6% 2/15/28(d)		235,000	206,283
10.75% 6/1/28(d)		365,000	380,516
Qtel International Finance Ltd.:
2.625% 4/8/31(d)		460,000	431,158
3.25% 2/21/23(d)		450,000	452,475
5% 10/19/25(d)		230,000	244,562
Qwest Corp. 7.25% 9/15/25		35,000	38,504
Sable International Finance Ltd. 5.75% 9/7/27 (d)		1,352,000	1,358,841
Sprint Capital Corp.:
6.875% 11/15/28		5,882,000	6,815,415
8.75% 3/15/32		1,346,000	1,811,620
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		455,000	462,053
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		600,000	579,000
Virgin Media Finance PLC 5% 7/15/30 (d)		1,385,000	1,308,126
Windstream Escrow LLC 7.75% 8/15/28 (d)		2,470,000	2,515,893
Zayo Group Holdings, Inc. 4% 3/1/27 (d)		900,000	828,207
			33,692,830
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (d)		410,000	383,350

Interactive Media & Services - 0.1%
Baidu, Inc.:
1.72% 4/9/26		460,000	423,713
2.375% 10/9/30		270,000	238,748
Tencent Holdings Ltd.:
1.81% 1/26/26(d)		240,000	222,270
2.39% 6/3/30(d)		295,000	261,407
2.88% 4/22/31(d)		200,000	183,508
3.975% 4/11/29(d)		180,000	179,415
			1,509,061
Media - 3.3%
Altice Financing SA:
5% 1/15/28(d)		2,250,000	2,016,788
5.75% 8/15/29(d)		1,125,000	1,020,589
Block Communications, Inc. 4.875% 3/1/28 (d)		410,000	395,650
Cable Onda SA 4.5% 1/30/30 (d)		740,000	715,395
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(d)		1,005,000	912,038
4.5% 8/15/30(d)		4,690,000	4,400,592
4.5% 5/1/32		665,000	608,276
4.75% 3/1/30(d)		4,810,000	4,618,754
5% 2/1/28(d)		4,665,000	4,616,018
5.125% 5/1/27(d)		1,840,000	1,842,714
5.375% 6/1/29(d)		4,800,000	4,800,000
5.5% 5/1/26(d)		1,225,000	1,242,199
Clear Channel International BV 6.625% 8/1/25 (d)		965,000	981,888
Clear Channel Outdoor Holdings, Inc. 7.5% 6/1/29 (d)		570,000	568,777
CSC Holdings LLC:
3.375% 2/15/31(d)		860,000	724,550
4.5% 11/15/31(d)		1,435,000	1,286,147
5.375% 2/1/28(d)		1,190,000	1,154,966
6.5% 2/1/29(d)		1,320,000	1,335,190
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		2,455,000	951,313
DISH DBS Corp.:
5.25% 12/1/26(d)		685,000	652,463
5.75% 12/1/28(d)		685,000	648,181
Gannett Holdings LLC 6% 11/1/26 (d)		400,000	387,000
Gray Escrow II, Inc. 5.375% 11/15/31 (d)		850,000	812,783
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(d)		1,370,000	1,307,932
6.75% 10/15/27(d)		544,000	558,851
Nexstar Broadcasting, Inc.:
4.75% 11/1/28(d)		1,335,000	1,293,281
5.625% 7/15/27(d)		1,275,000	1,290,555
Quebecor Media, Inc. 5.75% 1/15/23		790,000	803,967
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26(d)		495,000	477,675
6.5% 9/15/28(d)		1,325,000	1,252,953
Scripps Escrow II, Inc. 3.875% 1/15/29 (d)		165,000	153,326
Sirius XM Radio, Inc.:
3.125% 9/1/26(d)		425,000	401,826
3.875% 9/1/31(d)		570,000	518,700
4% 7/15/28(d)		1,125,000	1,068,750
5% 8/1/27(d)		800,000	798,000
Townsquare Media, Inc. 6.875% 2/1/26 (d)		325,000	334,701
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (e)		1,500,000	953,250
Univision Communications, Inc. 4.5% 5/1/29 (d)		570,000	542,574
Videotron Ltd. 5.125% 4/15/27 (d)		615,000	622,365
VTR Finance BV 6.375% 7/15/28 (d)		320,000	312,000
VZ Secured Financing BV 5% 1/15/32 (d)		1,105,000	1,033,175
Ziggo Bond Co. BV:
5.125% 2/28/30(d)		315,000	293,148
6% 1/15/27(d)		635,000	638,969
Ziggo BV 4.875% 1/15/30 (d)		430,000	404,944
			51,753,213
Wireless Telecommunication Services - 0.5%
AXIAN Telecom 7.375% 2/16/27 (d)		525,000	507,938
Bharti Airtel International BV 5.35% 5/20/24 (d)		594,000	614,716
CT Trust 5.125% 2/3/32 (d)		625,000	621,250
Digicel Group Ltd. 6.75% 3/1/23 (d)		270,000	251,438
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)		1,160,000	1,157,100
Millicom International Cellular SA 4.5% 4/27/31 (d)		645,000	599,289
MTN (Mauritius) Investments Ltd.:
4.755% 11/11/24(d)		170,000	170,457
6.5% 10/13/26(d)		315,000	331,793
Sprint Corp. 7.625% 3/1/26		540,000	609,557
T-Mobile U.S.A., Inc.:
3.375% 4/15/29		590,000	562,347
3.5% 4/15/31		590,000	555,178
VimpelCom Holdings BV 7.25% 4/26/23 (d)		445,000	287,025
VTR Comunicaciones SpA:
4.375% 4/15/29(d)		250,000	227,500
5.125% 1/15/28(d)		580,000	549,659
			7,045,247
TOTAL COMMUNICATION SERVICES			94,383,701

CONSUMER DISCRETIONARY - 4.5%
Auto Components - 0.2%
Allison Transmission, Inc. 5.875% 6/1/29 (d)		420,000	428,177
Dana, Inc. 4.5% 2/15/32		410,000	366,950
Exide Technologies:
11% 10/31/24 pay-in-kind(c)(d)(e)(f)		384,000	0
11% 10/31/24 pay-in-kind(c)(d)(e)(f)		185,848	83,632
Metalsa SA de CV 3.75% 5/4/31 (d)		455,000	391,869
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)		715,000	702,488
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (d)		250,000	241,250
Tupy Overseas SA 4.5% 2/16/31 (d)		445,000	391,405
			2,605,771
Automobiles - 0.2%
Ford Motor Co. 3.25% 2/12/32		1,335,000	1,190,339
McLaren Finance PLC 7.5% 8/1/26 (d)		390,000	382,883
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 6.625% 10/15/26 (d)(f)(g)		1,395,000	1,358,381
			2,931,603
Distributors - 0.0%
Ritchie Bros. Holdings, Inc. 4.75% 12/15/31 (d)		305,000	297,375

Diversified Consumer Services - 0.3%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		1,130,000	1,129,506
Service Corp. International 4% 5/15/31		570,000	530,288
Sotheby's 7.375% 10/15/27 (d)		295,000	302,107
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (d)		430,000	416,025
TKC Holdings, Inc.:
6.875% 5/15/28(d)		635,000	617,468
10.5% 5/15/29(d)		605,000	617,100
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		475,000	476,188
			4,088,682
Hotels, Restaurants & Leisure - 2.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(d)		570,000	540,095
4% 10/15/30(d)		2,320,000	2,092,721
4.375% 1/15/28(d)		560,000	537,600
Affinity Gaming LLC 6.875% 12/15/27 (d)		250,000	243,125
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (d)		270,000	254,763
Boyd Gaming Corp. 4.75% 6/15/31 (d)		715,000	689,081
Caesars Entertainment, Inc.:
4.625% 10/15/29(d)		835,000	780,725
6.25% 7/1/25(d)		2,520,000	2,601,749
8.125% 7/1/27(d)		3,360,000	3,600,089
Caesars Resort Collection LLC 5.75% 7/1/25 (d)		840,000	857,291
Carnival Corp.:
4% 8/1/28(d)		855,000	795,150
7.625% 3/1/26(d)		500,000	503,830
9.875% 8/1/27(d)		1,000,000	1,105,320
10.5% 2/1/26(d)		730,000	809,388
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (d)(h)		280,000	282,800
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	145,470
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29(d)		1,175,000	1,113,313
6.75% 1/15/30(d)		1,100,000	1,011,967
GENM Capital Labuan Ltd. 3.882% 4/19/31 (d)		595,000	514,601
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29(d)		330,000	309,759
4% 5/1/31(d)		500,000	471,875
4.875% 1/15/30		975,000	972,801
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		435,000	437,934
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)		395,000	396,967
Melco Resorts Finance Ltd.:
4.875% 6/6/25(d)		1,502,000	1,376,208
5.25% 4/26/26(d)		640,000	580,800
5.375% 12/4/29(d)		435,000	368,663
5.75% 7/21/28(d)		335,000	294,968
Merlin Entertainments PLC 5.75% 6/15/26 (d)		395,000	389,964
MGM Resorts International:
4.75% 10/15/28		665,000	643,607
6.75% 5/1/25		1,485,000	1,532,089
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		1,000,000	830,500
NCL Corp. Ltd.:
5.875% 3/15/26(d)		695,000	660,361
5.875% 2/15/27(d)		550,000	541,750
NCL Finance Ltd. 6.125% 3/15/28 (d)		270,000	250,383
Papa John's International, Inc. 3.875% 9/15/29 (d)		255,000	234,070
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)		665,000	735,656
Premier Entertainment Sub LLC:
5.625% 9/1/29(d)		1,285,000	1,104,393
5.875% 9/1/31(d)		1,095,000	934,747
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(d)		415,000	398,724
10.875% 6/1/23(d)		845,000	899,148
11.5% 6/1/25(d)		734,000	803,730
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (d)		560,000	534,094
Station Casinos LLC 4.625% 12/1/31 (d)		410,000	375,027
Studio City Finance Ltd. 5% 1/15/29 (d)		320,000	245,460
Vail Resorts, Inc. 6.25% 5/15/25 (d)		380,000	392,494
Viking Cruises Ltd.:
5.875% 9/15/27(d)		595,000	542,295
13% 5/15/25(d)		570,000	633,532
Voc Escrow Ltd. 5% 2/15/28 (d)		545,000	506,847
Wynn Macau Ltd. 5.125% 12/15/29 (d)		890,000	740,925
Yum! Brands, Inc. 4.625% 1/31/32		590,000	570,701
			38,189,550
Household Durables - 0.3%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (d)		410,000	357,180
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (d)		405,000	362,198
Century Communities, Inc. 3.875% 8/15/29 (d)		420,000	376,635
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (d)		65,000	66,885
Tempur Sealy International, Inc.:
3.875% 10/15/31(d)		735,000	630,263
4% 4/15/29(d)		790,000	717,577
TopBuild Corp. 3.625% 3/15/29 (d)		305,000	277,169
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		780,000	810,202
TRI Pointe Homes, Inc. 5.7% 6/15/28		865,000	863,512
			4,461,621
Internet & Direct Marketing Retail - 0.4%
Alibaba Group Holding Ltd. 2.125% 2/9/31		300,000	260,610
Angi Group LLC 3.875% 8/15/28 (d)		335,000	283,792
B2W Digital Lux SARL 4.375% 12/20/30 (d)		895,000	769,308
JD.com, Inc. 3.375% 1/14/30		665,000	627,893
Meituan:
2.125% 10/28/25(d)		510,000	455,053
3.05% 10/28/30(d)		335,000	269,173
Millennium Escrow Corp. 6.625% 8/1/26 (d)		570,000	541,181
Prosus NV:
2.031% 8/3/32 (Reg. S)	EUR	210,000	187,592
3.257% 1/19/27(d)		200,000	183,000
3.68% 1/21/30(d)		370,000	326,063
4.027% 8/3/50(d)		595,000	446,250
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		2,160,000	2,197,800
			6,547,715
Multiline Retail - 0.1%
Macy's Retail Holdings LLC:
5.875% 3/15/30(d)		290,000	286,088
6.125% 3/15/32(d)		280,000	276,500
Nordstrom, Inc.:
4.25% 8/1/31		1,160,000	1,057,236
4.375% 4/1/30		175,000	163,505
5% 1/15/44		80,000	71,631
6.95% 3/15/28		25,000	27,281
			1,882,241
Specialty Retail - 0.6%
Arko Corp. 5.125% 11/15/29 (d)		415,000	377,650
Asbury Automotive Group, Inc.:
4.5% 3/1/28		184,000	176,750
4.625% 11/15/29(d)		450,000	419,063
4.75% 3/1/30		184,000	173,650
5% 2/15/32(d)		485,000	450,827
At Home Group, Inc.:
4.875% 7/15/28(d)		285,000	253,650
7.125% 7/15/29(d)		425,000	367,625
Bath & Body Works, Inc.:
6.625% 10/1/30(d)		330,000	346,500
6.75% 7/1/36		1,575,000	1,603,964
6.875% 11/1/35		430,000	442,900
7.5% 6/15/29		500,000	541,598
Carvana Co.:
4.875% 9/1/29(d)		980,000	809,318
5.5% 4/15/27(d)		590,000	526,575
Foot Locker, Inc. 4% 10/1/29 (d)		280,000	245,225
Gap, Inc.:
3.625% 10/1/29(d)		560,000	498,960
3.875% 10/1/31(d)		560,000	487,816
LCM Investments Holdings 4.875% 5/1/29 (d)		310,000	292,789
Michaels Companies, Inc. 5.25% 5/1/28 (d)		685,000	628,899
Victoria's Secret & Co. 4.625% 7/15/29 (d)		1,065,000	959,315
			9,603,074
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc.:
4.125% 8/15/31(d)		280,000	236,600
4.25% 3/15/29(d)		435,000	384,975
Kontoor Brands, Inc. 4.125% 11/15/29 (d)		240,000	219,600
			841,175
TOTAL CONSUMER DISCRETIONARY			71,448,807

CONSUMER STAPLES - 1.9%
Beverages - 0.0%
Central American Bottling Corp. 5.25% 4/27/29 (d)		350,000	348,250
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		315,000	268,566
			616,816
Food & Staples Retailing - 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(d)		525,000	473,797
4.625% 1/15/27(d)		1,310,000	1,266,397
4.875% 2/15/30(d)		5,365,000	5,224,169
C&S Group Enterprises LLC 5% 12/15/28 (d)		510,000	439,875
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)		420,000	445,200
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (d)		1,185,000	1,242,769
Nestle Finance International Ltd. 1.5% 3/29/35 (Reg. S)	EUR	1,005,000	1,116,382
Performance Food Group, Inc.:
4.25% 8/1/29(d)		400,000	364,500
5.5% 10/15/27(d)		475,000	472,720
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)		665,000	665,000
United Natural Foods, Inc. 6.75% 10/15/28 (d)		465,000	476,625
			12,187,434
Food Products - 0.9%
Adecoagro SA 6% 9/21/27 (d)		785,000	785,883
Camposol SA 6% 2/3/27 (d)		225,000	211,191
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)		375,000	345,938
Del Monte Foods, Inc. 11.875% 5/15/25 (d)		380,000	416,575
JBS Finance Luxembourg SARL 2.5% 1/15/27 (d)		250,000	232,190
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)		925,000	975,181
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30(d)		1,085,000	1,109,174
6.5% 4/15/29(d)		1,835,000	1,938,219
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(d)		555,000	518,278
4.375% 1/31/32(d)		275,000	256,911
Pilgrim's Pride Corp. 4.25% 4/15/31 (d)		1,020,000	943,500
Post Holdings, Inc.:
4.5% 9/15/31(d)		1,215,000	1,076,478
4.625% 4/15/30(d)		3,850,000	3,466,733
5.5% 12/15/29(d)		1,085,000	1,043,965
5.75% 3/1/27(d)		143,000	143,708
Simmons Foods, Inc. 4.625% 3/1/29 (d)		430,000	403,125
TreeHouse Foods, Inc. 4% 9/1/28		220,000	186,280
			14,053,329
Household Products - 0.0%
Diamond BC BV 4.625% 10/1/29 (d)		335,000	300,663
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)		430,000	379,346
			680,009
Personal Products - 0.2%
BellRing Brands, Inc. 7% 3/15/30 (d)		685,000	699,556
GSK Consumer Healthcare Capital:
1.75% 3/29/30 (Reg. S)	EUR	430,000	479,422
2.125% 3/29/34 (Reg. S)	EUR	593,000	665,099
Natura Cosmeticos SA 4.125% 5/3/28 (d)		670,000	641,659
			2,485,736
TOTAL CONSUMER STAPLES			30,023,324

ENERGY - 6.2%
Energy Equipment & Services - 0.5%
CGG SA 8.75% 4/1/27 (d)		590,000	591,475
Exterran Energy Solutions LP 8.125% 5/1/25		575,000	579,816
Guara Norte SARL 5.198% 6/15/34 (d)		479,770	436,715
Nabors Industries Ltd.:
7.25% 1/15/26(d)		595,000	595,000
7.5% 1/15/28(d)		510,000	497,250
Nine Energy Service, Inc. 8.75% 11/1/23 (d)		300,000	171,000
NuStar Logistics LP 6% 6/1/26		640,000	647,197
Oleoducto Central SA 4% 7/14/27 (d)		585,000	546,975
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		985,000	1,074,290
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		200,000	199,730
6.95% 3/18/30 (Reg. S)		400,000	443,200
Summit Midstream Holdings LLC:
5.75% 4/15/25		285,000	232,996
8.5%(d)(i)		415,000	395,715
The Oil and Gas Holding Co.:
7.5% 10/25/27(d)		665,000	701,575
7.625% 11/7/24(d)		855,000	899,888
8.375% 11/7/28(d)		180,000	196,290
			8,209,112
Oil, Gas & Consumable Fuels - 5.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29(d)		430,000	429,561
5.75% 1/15/28(d)		955,000	975,294
Callon Petroleum Co. 6.125% 10/1/24		225,000	223,875
Canacol Energy Ltd. 5.75% 11/24/28 (d)		380,000	352,925
Cheniere Energy Partners LP:
3.25% 1/31/32(d)		420,000	381,902
4% 3/1/31		910,000	882,145
Cheniere Energy, Inc. 4.625% 10/15/28		1,325,000	1,329,439
Chesapeake Energy Corp.:
5.875% 2/1/29(d)		310,000	320,075
6.75% 4/15/29(d)		440,000	466,019
7% 10/1/24(c)(e)		360,000	0
8% 1/15/25(c)(e)		180,000	0
8% 6/15/27(c)(e)		115,000	0
Citgo Holding, Inc. 9.25% 8/1/24 (d)		2,195,000	2,216,950
Citgo Petroleum Corp.:
6.375% 6/15/26(d)		470,000	472,900
7% 6/15/25(d)		1,340,000	1,348,375
CNX Midstream Partners LP 4.75% 4/15/30 (d)		295,000	276,259
CNX Resources Corp. 6% 1/15/29 (d)		315,000	318,150
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)		405,000	417,535
Comstock Resources, Inc.:
5.875% 1/15/30(d)		1,185,000	1,167,581
6.75% 3/1/29(d)		1,030,000	1,062,527
7.5% 5/15/25(d)		199,000	201,985
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)		1,265,000	1,242,736
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27(d)		960,000	951,206
5.75% 4/1/25		250,000	251,169
6% 2/1/29(d)		1,685,000	1,678,681
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)		245,000	245,000
CVR Energy, Inc.:
5.25% 2/15/25(d)		895,000	868,660
5.75% 2/15/28(d)		2,320,000	2,200,311
DCP Midstream Operating LP 5.85% 5/21/43 (d)(f)		885,000	823,448
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (d)		870,000	883,050
DT Midstream, Inc.:
4.125% 6/15/29(d)		430,000	412,286
4.375% 6/15/31(d)		430,000	411,725
EG Global Finance PLC 8.5% 10/30/25 (d)		855,000	875,306
EIG Pearl Holdings SARL 3.545% 8/31/36 (d)		845,000	806,975
Endeavor Energy Resources LP/EER Finance, Inc.:
5.75% 1/30/28(d)		880,000	909,700
6.625% 7/15/25(d)		335,000	347,563
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (d)		570,000	550,050
Energean PLC 6.5% 4/30/27 (d)		550,000	525,525
Energy Transfer LP 5.5% 6/1/27		860,000	877,186
FEL Energy VI SARL 5.75% 12/1/40 (d)		274,972	246,495
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34(d)		374,735	344,288
2.625% 3/31/36(d)		775,000	695,223
GeoPark Ltd. 6.5% 9/21/24 (d)		515,000	526,040
Hess Midstream Partners LP:
4.25% 2/15/30(d)		460,000	434,056
5.125% 6/15/28(d)		595,000	594,610
5.625% 2/15/26(d)		795,000	815,630
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (d)		590,000	592,950
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		400,000	379,496
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (d)		345,000	345,000
KazMunaiGaz National Co.:
3.5% 4/14/33(d)		335,000	277,213
4.75% 4/24/25(d)		105,000	102,001
5.75% 4/19/47(d)		170,000	150,641
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		1,610,000	1,577,599
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S)(d)		370,000	373,999
6.125% 6/30/25 (Reg. S)(d)		485,000	492,129
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)		625,000	568,750
Medco Laurel Tree Pte Ltd. 6.95% 11/12/28 (d)		640,000	622,400
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		105,000	106,050
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (d)		485,000	486,303
MEG Energy Corp. 7.125% 2/1/27 (d)		595,000	622,965
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)		1,063,000	0
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		370,000	366,882
5.625% 5/1/27		305,000	309,956
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		655,000	221,390
7.625% 11/8/26(d)		230,000	69,000
New Fortress Energy, Inc.:
6.5% 9/30/26(d)		1,035,000	1,025,447
6.75% 9/15/25(d)		950,000	955,615
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.125% 3/1/25		630,000	548,144
7.5% 4/15/26		860,000	750,350
NGPL PipeCo LLC 4.875% 8/15/27 (d)		150,000	155,694
Nostrum Oil & Gas Finance BV 8% 7/25/22 (d)(e)		2,620,000	713,950
Occidental Petroleum Corp.:
3.5% 8/15/29		370,000	364,450
4.625% 6/15/45		665,000	645,050
5.875% 9/1/25		670,000	711,671
6.2% 3/15/40		350,000	388,500
6.375% 9/1/28		670,000	754,588
6.45% 9/15/36		1,171,000	1,375,556
6.6% 3/15/46		705,000	828,375
6.625% 9/1/30		1,340,000	1,537,650
7.2% 3/15/29		240,000	266,400
7.5% 5/1/31		65,000	79,300
Parkland Corp.:
4.5% 10/1/29(d)		440,000	407,944
4.625% 5/1/30(d)		550,000	511,500
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		1,445,000	1,161,101
7.25% 6/15/25		1,145,000	1,038,641
9.25% 5/15/25(d)		1,490,000	1,530,975
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		435,000	433,752
PDC Energy, Inc. 6.125% 9/15/24		100,000	101,224
Petrobras Global Finance BV:
6.75% 6/3/50		430,000	418,175
6.875% 1/20/40		569,000	585,999
8.75% 5/23/26		735,000	857,561
Petroleos de Venezuela SA:
5.375% 4/12/27(e)		480,000	32,400
6% 5/16/24(d)(e)		585,000	39,488
6% 11/15/26(d)(e)		930,000	62,775
12.75% 2/17/22(d)(e)		110,000	7,425
Petroleos Mexicanos:
3.5% 1/30/23		750,000	748,313
4.875% 1/18/24		1,750,000	1,771,000
6.5% 3/13/27		240,000	242,820
6.5% 6/2/41		170,000	140,327
6.625% 6/15/35		1,965,000	1,762,605
6.7% 2/16/32		821,000	779,950
6.75% 9/21/47		798,000	640,754
6.875% 10/16/25		520,000	543,868
6.95% 1/28/60		145,000	117,436
7.69% 1/23/50		3,773,000	3,282,510
8.625% 12/1/23(f)		250,000	262,422
Petronas Capital Ltd. 3.5% 4/21/30 (d)		230,000	233,326
PT Adaro Indonesia 4.25% 10/31/24 (d)		790,000	779,039
Qatar Petroleum:
1.375% 9/12/26(d)		1,260,000	1,174,572
2.25% 7/12/31(d)		1,135,000	1,047,038
3.125% 7/12/41(d)		630,000	574,875
3.3% 7/12/51(d)		625,000	575,000
Renewable Energy Group, Inc. 5.875% 6/1/28 (d)		300,000	322,239
SA Global Sukuk Ltd. 1.602% 6/17/26 (d)		1,365,000	1,283,100
Saudi Arabian Oil Co.:
1.625% 11/24/25(d)		940,000	891,825
3.5% 4/16/29(d)		2,130,000	2,140,650
4.25% 4/16/39(d)		1,260,000	1,288,350
4.375% 4/16/49(d)		355,000	362,100
Sibur Securities DAC 2.95% 7/8/25 (d)		225,000	56,250
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26(d)		355,000	332,202
2.7% 5/13/30(d)		220,000	206,268
SM Energy Co.:
5.625% 6/1/25		330,000	329,588
6.625% 1/15/27		1,125,000	1,153,305
6.75% 9/15/26		250,000	257,069
Southwestern Energy Co.:
5.375% 3/15/30		560,000	569,078
5.95% 1/23/25(f)		14,000	14,635
7.75% 10/1/27		680,000	719,950
SUEK Securities DAC 3.375% 9/15/26 (d)		890,000	133,500
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		605,000	570,778
4.5% 4/30/30(d)		555,000	511,313
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 9/1/31(d)		420,000	404,355
7.5% 10/1/25(d)		495,000	521,240
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31		625,000	631,250
Teine Energy Ltd. 6.875% 4/15/29 (d)		445,000	451,675
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		650,000	524,550
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	63,386
Tullow Oil PLC:
7% 3/1/25(d)		180,000	149,400
10.25% 5/15/26(d)		1,050,000	1,057,875
Uzbekneftegaz JSC 4.75% 11/16/28 (d)		200,000	165,000
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(d)		355,000	345,106
4.125% 8/15/31(d)		355,000	348,308
YPF SA:
8.5% 3/23/25(d)		469,500	431,441
8.75% 4/4/24(d)		1,575,000	1,496,053
			89,722,534
TOTAL ENERGY			97,931,646

FINANCIALS - 3.2%
Banks - 0.2%
Access Bank PLC 6.125% 9/21/26 (d)		480,000	446,400
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (d)		90,000	91,350
Bank of America Corp. 0.583% 8/24/28 (Reg. S) (f)	EUR	270,000	281,022
BBVA Bancomer SA Texas Branch 6.75% 9/30/22 (d)		305,000	309,194
Biz Finance PLC 9.625% 4/27/22 (d)		84,167	21,740
Development Bank of Mongolia 7.25% 10/23/23 (d)		105,000	105,971
Georgia Bank Joint Stock Co. 6% 7/26/23 (d)		825,000	820,875
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		225,000	192,558
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (d)		80,000	52,000
			2,321,110
Capital Markets - 0.3%
AssuredPartners, Inc.:
5.625% 1/15/29(d)		390,000	358,956
7% 8/15/25(d)		245,000	243,469
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)		725,000	676,063
Coinbase Global, Inc.:
3.375% 10/1/28(d)		420,000	371,039
3.625% 10/1/31(d)		420,000	358,050
Credit Suisse Group AG 2.875% 4/2/32 (Reg. S) (f)	EUR	1,163,000	1,289,644
Hightower Holding LLC 6.75% 4/15/29 (d)		285,000	278,588
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)		395,000	374,306
Lions Gate Capital Holdings LLC 5.5% 4/15/29 (d)		445,000	428,869
MSCI, Inc.:
3.25% 8/15/33(d)		420,000	377,501
4% 11/15/29(d)		340,000	330,203
			5,086,688
Consumer Finance - 1.3%
Ally Financial, Inc.:
8% 11/1/31		823,000	1,021,361
8% 11/1/31		5,273,000	6,614,074
Ford Motor Credit Co. LLC:
3.375% 11/13/25		1,585,000	1,549,250
3.625% 6/17/31		740,000	670,832
4% 11/13/30		2,525,000	2,377,793
5.113% 5/3/29		610,000	613,617
OneMain Finance Corp.:
4% 9/15/30		330,000	291,225
5.375% 11/15/29		500,000	485,785
6.625% 1/15/28		385,000	403,288
6.875% 3/15/25		2,580,000	2,712,922
7.125% 3/15/26		3,405,000	3,635,655
Shriram Transport Finance Co. Ltd. 4.15% 7/18/25 (d)		500,000	475,875
			20,851,677
Diversified Financial Services - 0.9%
1MDB Global Investments Ltd. 4.4% 3/9/23		4,000,000	3,892,500
Cimpor Financial Operations BV 5.75% 7/17/24 (d)		425,000	374,877
Compass Group Diversified Holdings LLC 5% 1/15/32 (d)		275,000	248,875
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)		595,000	611,737
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		630,000	578,025
5.25% 5/15/27		2,150,000	2,107,000
6.25% 5/15/26		1,305,000	1,331,100
6.375% 12/15/25		2,785,000	2,805,888
James Hardie International Finance Ltd. 5% 1/15/28 (d)		455,000	447,907
MDGH GMTN RSC Ltd. 2.875% 11/7/29 (d)		530,000	512,113
OEC Finance Ltd.:
4.375% 10/25/29 pay-in-kind(d)		355,368	12,438
5.25% 12/27/33 pay-in-kind(d)		323,918	11,337
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (d)		230,000	188,715
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (d)		225,000	218,813
Sparc Em Spc 0% 12/5/22 (d)		24,805	24,313
VMED O2 UK Financing I PLC 4.75% 7/15/31 (d)		995,000	937,788
			14,303,426
Insurance - 0.5%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29(d)		425,000	392,968
7% 11/15/25(d)		1,805,000	1,804,459
10.125% 8/1/26(d)		605,000	644,325
Alliant Holdings Intermediate LLC:
4.25% 10/15/27(d)		665,000	639,644
5.875% 11/1/29(d)		415,000	398,919
6.75% 10/15/27(d)		965,000	953,362
AmWINS Group, Inc. 4.875% 6/30/29 (d)		415,000	398,408
Berkshire Hathaway Finance Corp. 2% 3/18/34	EUR	1,172,000	1,292,392
HUB International Ltd.:
5.625% 12/1/29(d)		595,000	568,225
7% 5/1/26(d)		595,000	601,875
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (d)		345,000	343,706
			8,038,283
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. 5.25% 8/15/28		465,000	459,378

TOTAL FINANCIALS			51,060,562

HEALTH CARE - 2.2%
Biotechnology - 0.0%
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		280,000	263,550

Health Care Equipment & Supplies - 0.1%
American Medical Systems Europe 1.875% 3/8/34	EUR	772,000	831,556
Avantor Funding, Inc. 3.875% 11/1/29 (d)		275,000	258,500
Hologic, Inc. 4.625% 2/1/28 (d)		215,000	217,688
			1,307,744
Health Care Providers & Services - 1.6%
180 Medical, Inc. 3.875% 10/15/29 (d)		300,000	283,500
AMN Healthcare 4.625% 10/1/27 (d)		165,000	160,431
Cano Health, Inc. 6.25% 10/1/28 (d)		185,000	177,600
Centene Corp.:
4.25% 12/15/27		615,000	617,306
4.625% 12/15/29		2,150,000	2,167,394
Community Health Systems, Inc.:
4.75% 2/15/31(d)		880,000	831,600
5.25% 5/15/30(d)		825,000	791,827
5.625% 3/15/27(d)		330,000	336,084
6% 1/15/29(d)		485,000	490,066
6.125% 4/1/30(d)		1,145,000	1,065,388
8% 3/15/26(d)		3,270,000	3,405,443
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31(d)		210,000	183,750
4.625% 6/1/30(d)		1,590,000	1,484,742
HealthEquity, Inc. 4.5% 10/1/29 (d)		295,000	279,513
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (d)		650,000	666,263
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)		325,000	302,968
Modivcare, Inc. 5.875% 11/15/25 (d)		485,000	489,695
Molina Healthcare, Inc.:
3.875% 11/15/30(d)		640,000	614,400
3.875% 5/15/32(d)		550,000	523,023
4.375% 6/15/28(d)		465,000	460,173
Option Care Health, Inc. 4.375% 10/31/29 (d)		300,000	281,250
Radiology Partners, Inc. 9.25% 2/1/28 (d)		2,690,000	2,690,000
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		615,000	600,535
Tenet Healthcare Corp.:
4.625% 7/15/24		126,000	126,542
4.625% 9/1/24(d)		650,000	654,449
4.875% 1/1/26(d)		1,625,000	1,639,219
5.125% 11/1/27(d)		975,000	979,587
6.125% 10/1/28(d)		1,140,000	1,158,525
6.25% 2/1/27(d)		1,850,000	1,899,201
Vizient, Inc. 6.25% 5/15/27 (d)		145,000	149,350
			25,509,824
Health Care Technology - 0.1%
IQVIA, Inc. 5% 5/15/27 (d)		640,000	647,069
Minerva Merger Sub, Inc. 6.5% 2/15/30 (d)		555,000	538,419
			1,185,488
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(d)		475,000	448,008
4% 3/15/31(d)		605,000	567,944
4.25% 5/1/28(d)		185,000	180,838
Syneos Health, Inc. 3.625% 1/15/29 (d)		500,000	461,875
			1,658,665
Pharmaceuticals - 0.3%
Bayer AG 5.375% 3/25/82 (Reg. S) (f)	EUR	700,000	795,345
Catalent Pharma Solutions:
3.5% 4/1/30(d)		280,000	255,500
5% 7/15/27(d)		205,000	207,390
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(d)		1,015,000	966,996
5.125% 4/30/31(d)		885,000	854,025
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22		250,000	248,438
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27		555,000	535,402
5.125% 5/9/29		275,000	264,308
			4,127,404
TOTAL HEALTH CARE			34,052,675

INDUSTRIALS - 4.4%
Aerospace & Defense - 1.5%
Bombardier, Inc.:
6% 2/15/28(d)		280,000	262,427
7.125% 6/15/26(d)		570,000	558,600
7.5% 12/1/24(d)		416,000	429,520
7.5% 3/15/25(d)		776,000	779,958
7.875% 4/15/27(d)		2,685,000	2,638,013
BWX Technologies, Inc. 4.125% 6/30/28 (d)		630,000	606,425
DAE Funding LLC 1.55% 8/1/24 (d)		650,000	611,813
Embraer Netherlands Finance BV 5.05% 6/15/25		715,000	722,150
Moog, Inc. 4.25% 12/15/27 (d)		185,000	179,681
Rolls-Royce PLC 5.75% 10/15/27 (d)		650,000	667,160
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)		905,000	937,630
TransDigm UK Holdings PLC 6.875% 5/15/26		1,805,000	1,838,212
TransDigm, Inc.:
4.625% 1/15/29		930,000	869,522
5.5% 11/15/27		7,825,000	7,766,313
6.25% 3/15/26(d)		955,000	980,441
6.375% 6/15/26		2,060,000	2,078,592
7.5% 3/15/27		960,000	988,800
			22,915,257
Air Freight & Logistics - 0.1%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41(d)		280,000	255,465
5.125% 8/11/61(d)		205,000	186,909
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)		365,000	354,050
			796,424
Airlines - 0.6%
Air Canada 3.875% 8/15/26 (d)		425,000	401,094
Azul Investments LLP:
5.875% 10/26/24(d)		765,000	669,997
7.25% 6/15/26(d)		265,000	221,606
Delta Air Lines, Inc. 7% 5/1/25 (d)		164,000	175,663
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.75% 10/20/28 (d)		2,365,000	2,382,879
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		2,045,000	2,131,913
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)		462,000	492,030
United Airlines, Inc.:
4.375% 4/15/26(d)		1,450,000	1,426,329
4.625% 4/15/29(d)		870,000	827,327
			8,728,838
Building Products - 0.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		125,000	125,179
CP Atlas Buyer, Inc. 7% 12/1/28 (d)		325,000	277,108
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (d)		185,000	172,744
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29 (d)		475,000	444,241
Victors Merger Corp. 6.375% 5/15/29 (d)		570,000	466,596
			1,485,868
Commercial Services & Supplies - 0.7%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)		815,000	718,964
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28(d)		1,032,000	975,137
4.625% 6/1/28(d)		683,000	638,400
CoreCivic, Inc. 8.25% 4/15/26		1,495,000	1,539,850
Covanta Holding Corp.:
4.875% 12/1/29(d)		425,000	405,748
5% 9/1/30		670,000	634,825
GFL Environmental, Inc.:
4% 8/1/28(d)		420,000	386,400
4.75% 6/15/29(d)		575,000	546,969
IAA, Inc. 5.5% 6/15/27 (d)		250,000	250,625
KAR Auction Services, Inc. 5.125% 6/1/25 (d)		525,000	531,563
Madison IAQ LLC:
4.125% 6/30/28(d)		535,000	493,077
5.875% 6/30/29(d)		425,000	381,438
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29(d)		285,000	284,288
4.75% 7/15/31(d)		285,000	284,644
Pitney Bowes, Inc.:
6.875% 3/15/27(d)		295,000	279,017
7.25% 3/15/29(d)		295,000	278,265
The Bidvest Group UK PLC 3.625% 9/23/26 (d)		335,000	313,225
The Brink's Co. 4.625% 10/15/27 (d)		620,000	602,969
The GEO Group, Inc.:
5.125% 4/1/23		695,000	663,725
5.875% 10/15/24		810,000	697,143
6% 4/15/26		521,000	406,380
			11,312,652
Construction & Engineering - 0.3%
AECOM 5.125% 3/15/27		625,000	639,206
Arcosa, Inc. 4.375% 4/15/29 (d)		415,000	393,731
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (d)		256,000	252,448
Pike Corp. 5.5% 9/1/28 (d)		1,345,000	1,267,663
SRS Distribution, Inc.:
4.625% 7/1/28(d)		550,000	525,366
6% 12/1/29(d)		505,000	467,125
6.125% 7/1/29(d)		300,000	276,750
			3,822,289
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (d)		590,000	561,816

Industrial Conglomerates - 0.0%
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		445,000	438,965

Machinery - 0.0%
ATS Automation Tooling System, Inc. 4.125% 12/15/28 (d)		460,000	432,400
Stevens Holding Co., Inc. 6.125% 10/1/26 (d)		155,000	160,073
			592,473
Marine - 0.1%
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25(d)		360,000	359,903
3.75% 4/6/27(d)		570,000	567,150
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		215,000	223,734
Seaspan Corp. 5.5% 8/1/29 (d)		425,000	397,375
			1,548,162
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		510,000	497,021
Booz Allen Hamilton, Inc.:
3.875% 9/1/28(d)		620,000	598,480
4% 7/1/29(d)		280,000	273,403
TriNet Group, Inc. 3.5% 3/1/29 (d)		455,000	418,031
			1,786,935
Road & Rail - 0.7%
Hertz Corp.:
4.625% 12/1/26(d)		230,000	214,780
5% 12/1/29(d)		450,000	407,250
5.5% 10/15/24(c)(d)(e)		650,000	813
6% 1/15/28(c)(d)(e)		575,000	33,781
6.25% 10/15/22(c)(e)		670,000	838
7.125% 8/1/26(c)(d)(e)		620,000	35,650
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (d)		120,000	121,875
Uber Technologies, Inc.:
4.5% 8/15/29(d)		1,260,000	1,181,250
6.25% 1/15/28(d)		545,000	563,497
7.5% 9/15/27(d)		2,950,000	3,145,467
8% 11/1/26(d)		4,260,000	4,527,102
XPO Logistics, Inc. 6.25% 5/1/25 (d)		1,140,000	1,178,270
			11,410,573
Trading Companies & Distributors - 0.1%
Foundation Building Materials, Inc. 6% 3/1/29 (d)		310,000	279,000
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		995,000	932,813
			1,211,813
Transportation Infrastructure - 0.1%
DP World Crescent Ltd.:
3.7495% 1/30/30(d)		765,000	763,088
3.875% 7/18/29 (Reg. S)		600,000	602,130
DP World Ltd. 5.625% 9/25/48 (d)		155,000	168,175
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)		425,000	396,321
			1,929,714
TOTAL INDUSTRIALS			68,541,779

INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.0%
HTA Group Ltd. 7% 12/18/25 (d)		510,000	503,944

Electronic Equipment & Components - 0.1%
II-VI, Inc. 5% 12/15/29 (d)		435,000	425,213
TTM Technologies, Inc. 4% 3/1/29 (d)		455,000	420,875
			846,088
IT Services - 0.3%
Acuris Finance U.S. 5% 5/1/28 (d)		430,000	395,063
Block, Inc. 3.5% 6/1/31 (d)		570,000	521,550
CA Magnum Holdings 5.375% (d)(i)		955,000	931,125
Camelot Finance SA 4.5% 11/1/26 (d)		570,000	554,325
Gartner, Inc.:
3.625% 6/15/29(d)		405,000	379,688
3.75% 10/1/30(d)		685,000	643,044
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(d)		610,000	560,877
5.25% 12/1/27(d)		500,000	502,278
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)		380,000	329,707
Unisys Corp. 6.875% 11/1/27 (d)		365,000	381,881
			5,199,538
Semiconductors & Semiconductor Equipment - 0.1%
onsemi 3.875% 9/1/28 (d)		690,000	658,950
Synaptics, Inc. 4% 6/15/29 (d)		350,000	329,875
			988,825
Software - 0.6%
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		690,000	653,913
Clarivate Science Holdings Corp.:
3.875% 7/1/28(d)		500,000	476,885
4.875% 7/1/29(d)		475,000	446,885
Elastic NV 4.125% 7/15/29 (d)		810,000	753,268
Fair Isaac Corp. 4% 6/15/28 (d)		580,000	561,510
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		575,000	554,156
MicroStrategy, Inc. 6.125% 6/15/28 (d)		995,000	968,165
NCR Corp.:
5% 10/1/28(d)		335,000	320,763
5.25% 10/1/30(d)		335,000	317,567
5.75% 9/1/27(d)		485,000	485,000
6.125% 9/1/29(d)		485,000	486,213
NortonLifeLock, Inc. 5% 4/15/25 (d)		530,000	529,200
Open Text Corp.:
3.875% 2/15/28(d)		300,000	287,631
3.875% 12/1/29(d)		300,000	285,000
Open Text Holdings, Inc.:
4.125% 2/15/30(d)		300,000	284,459
4.125% 12/1/31(d)		245,000	229,381
PTC, Inc.:
3.625% 2/15/25(d)		350,000	346,063
4% 2/15/28(d)		345,000	336,123
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (d)		1,165,000	1,106,086
			9,428,268
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd.:
3.421% 11/2/30(d)		485,000	444,775
5.875% 4/24/25 (Reg. S)		200,000	210,444
			655,219
TOTAL INFORMATION TECHNOLOGY			17,621,882

MATERIALS - 3.0%
Chemicals - 1.1%
Braskem Idesa SAPI 7.45% 11/15/29 (d)		125,000	126,375
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (d)		620,000	581,275
Equate Petrochemical BV 2.625% 4/28/28 (d)		275,000	254,031
Gpd Companies, Inc. 10.125% 4/1/26 (d)		790,000	821,600
Ingevity Corp. 3.875% 11/1/28 (d)		665,000	601,047
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (d)		205,000	189,113
Lanxess AG 1.75% 3/22/28 (Reg. S)	EUR	700,000	764,554
Linde PLC:
1.375% 3/31/31 (Reg. S)	EUR	800,000	883,952
1.625% 3/31/35 (Reg. S)	EUR	1,100,000	1,225,700
LSB Industries, Inc. 6.25% 10/15/28 (d)		960,000	973,450
MEGlobal Canada, Inc. 5% 5/18/25 (d)		265,000	272,254
OCP SA:
3.75% 6/23/31(d)		525,000	474,469
4.5% 10/22/25(d)		115,000	115,417
5.625% 4/25/24(d)		670,000	687,504
6.875% 4/25/44(d)		95,000	96,651
Olympus Water U.S. Holding Corp. 4.25% 10/1/28 (d)		560,000	508,584
Orbia Advance Corp. S.A.B. de CV 1.875% 5/11/26 (d)		275,000	257,005
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (d)		725,000	721,375
SABIC Capital II BV 4% 10/10/23 (d)		560,000	570,500
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		635,000	609,600
5.875% 3/27/24		690,000	698,625
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (d)		375,000	353,438
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)		640,000	588,800
The Chemours Co. LLC:
5.375% 5/15/27		1,700,000	1,695,750
5.75% 11/15/28(d)		995,000	966,762
The Scotts Miracle-Gro Co. 4% 4/1/31		595,000	518,831
Tronox, Inc. 6.5% 5/1/25 (d)		530,000	548,378
Valvoline, Inc. 4.25% 2/15/30 (d)		435,000	396,972
W.R. Grace Holding LLC 5.625% 8/15/29 (d)		1,300,000	1,215,630
			17,717,642
Construction Materials - 0.0%
CEMEX S.A.B. de CV 3.875% 7/11/31 (d)		230,000	210,163
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (d)		645,000	636,938
			847,101
Containers & Packaging - 0.4%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(d)		300,000	272,250
4% 9/1/29(d)		605,000	546,134
Cascades, Inc.:
5.125% 1/15/26(d)		300,000	299,064
5.375% 1/15/28(d)		300,000	299,625
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(d)(h)		330,000	333,713
8.75% 4/15/30(d)(h)		700,000	658,875
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,365,418
7.5% 12/15/96		160,000	182,151
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		365,000	331,238
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		355,000	324,825
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		255,000	251,175
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)		430,000	442,900
Trivium Packaging Finance BV 5.5% 8/15/26 (d)		375,000	372,188
			5,679,556
Metals & Mining - 1.4%
Alcoa Nederland Holding BV:
4.125% 3/31/29(d)		775,000	759,446
6.125% 5/15/28(d)		200,000	209,500
Algoma Steel SCA 0% 12/31/23 (c)		102,200	0
Allegheny Technologies, Inc.:
4.875% 10/1/29		280,000	265,353
5.125% 10/1/31		245,000	229,744
Antofagasta PLC 2.375% 10/14/30 (d)		685,000	603,785
Arconic Corp.:
6% 5/15/25(d)		400,000	409,200
6.125% 2/15/28(d)		875,000	877,944
Celtic Resources Holdings DAC 4.125% 10/9/24 (d)		445,000	111,250
Cleveland-Cliffs, Inc.:
4.625% 3/1/29(d)		465,000	458,627
4.875% 3/1/31(d)		465,000	459,769
5.875% 6/1/27		960,000	984,696
Compania de Minas Buenaventura SA 5.5% 7/23/26 (d)		245,000	241,524
Compass Minerals International, Inc. 6.75% 12/1/27 (d)		1,305,000	1,321,443
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29(d)		105,000	100,098
3.15% 1/14/30(d)		280,000	269,028
3.7% 1/30/50(d)		650,000	583,700
Eldorado Gold Corp. 6.25% 9/1/29 (d)		420,000	420,263
Endeavour Mining PLC 5% 10/14/26 (d)		350,000	319,878
ERO Copper Corp. 6.5% 2/15/30 (d)		415,000	404,314
First Quantum Minerals Ltd.:
6.5% 3/1/24(d)		610,000	613,050
6.875% 3/1/26(d)		1,265,000	1,296,625
7.25% 4/1/23(d)		1,392,000	1,392,028
7.5% 4/1/25(d)		1,330,000	1,354,522
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31(d)		445,000	420,926
4.5% 9/15/27(d)		485,000	472,468
5.125% 5/15/24(d)		495,000	504,479
Fresnillo PLC 4.25% 10/2/50 (d)		360,000	316,193
Gcm Mining Corp. 6.875% 8/9/26 (d)		655,000	584,588
Gold Fields Orogen Holding BVI Ltd. 5.125% 5/15/24 (d)		160,000	162,880
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		360,000	349,801
Indonesia Asahan Aluminium Tbk PT:
4.75% 5/15/25(d)		125,000	127,670
5.45% 5/15/30(d)		460,000	479,061
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)		570,000	578,550
JSW Steel Ltd. 3.95% 4/5/27 (d)		460,000	434,010
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)		595,000	558,919
Metinvest BV:
7.75% 4/23/23(d)		669,000	284,325
8.5% 4/23/26 (Reg. S)		200,000	87,000
Mineral Resources Ltd. 8.125% 5/1/27 (d)		960,000	992,400
Murray Energy Corp.:
11.25% 4/15/21(c)(d)(e)		490,000	0
12% 4/15/24 pay-in-kind(c)(d)(e)(f)		548,100	0
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		200,000	186,500
Stillwater Mining Co. 4% 11/16/26 (d)		820,000	789,250
TMK Capital SA 4.3% 2/12/27 (Reg. S)		400,000	60,000
Usiminas International SARL 5.875% 7/18/26 (d)		560,000	572,810
VM Holding SA 6.5% 1/18/28 (d)		525,000	557,813
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		185,000	177,138
			22,382,568
Paper & Forest Products - 0.1%
Glatfelter Corp. 4.75% 11/15/29 (d)		415,000	351,713
LABL, Inc. 5.875% 11/1/28 (d)		665,000	623,438
			975,151
TOTAL MATERIALS			47,602,018

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (d)		415,000	389,063
Iron Mountain, Inc.:
4.875% 9/15/29(d)		1,300,000	1,237,431
5% 7/15/28(d)		630,000	614,168
5.25% 7/15/30(d)		585,000	573,300
5.625% 7/15/32(d)		585,000	576,389
MGM Growth Properties Operating Partnership LP 3.875% 2/15/29 (d)		665,000	653,363
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		665,000	617,594
4.625% 8/1/29		970,000	960,300
5% 10/15/27		1,295,000	1,316,853
SBA Communications Corp. 3.875% 2/15/27		890,000	868,128
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28(d)		940,000	887,134
6.5% 2/15/29(d)		1,965,000	1,832,068
Uniti Group, Inc.:
6% 1/15/30(d)		695,000	625,500
7.875% 2/15/25(d)		920,000	955,889
VICI Properties, Inc.:
4.25% 12/1/26(d)		1,140,000	1,135,212
4.625% 12/1/29(d)		650,000	648,375
			13,890,767
Real Estate Management & Development - 0.2%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		650,000	679,250
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)		850,000	801,125
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (d)		550,000	506,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30(d)		635,000	620,713
5.875% 6/15/27(d)		495,000	514,800
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)		300,000	276,497
			3,398,385
TOTAL REAL ESTATE			17,289,152

UTILITIES - 1.7%
Electric Utilities - 1.5%
Adani Electricity Mumbai Ltd. 3.867% 7/22/31 (d)		325,000	285,074
Clearway Energy Operating LLC:
3.75% 1/15/32(d)		280,000	257,600
4.75% 3/15/28(d)		365,000	366,580
Comision Federal de Electricid:
3.348% 2/9/31(d)		130,000	113,978
4.688% 5/15/29(d)		565,000	557,514
Eskom Holdings SOC Ltd.:
6.75% 8/6/23(d)		1,840,000	1,809,295
7.125% 2/11/25(d)		75,000	72,338
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (d)		605,000	580,023
Lamar Funding Ltd. 3.958% 5/7/25 (d)		600,000	587,550
Mong Duong Finance Holdings BV 5.125% 5/7/29 (d)		655,000	586,143
NRG Energy, Inc.:
3.375% 2/15/29(d)		305,000	271,118
3.625% 2/15/31(d)		605,000	532,152
3.875% 2/15/32(d)		700,000	616,000
5.75% 1/15/28		1,740,000	1,768,545
6.625% 1/15/27		410,000	422,517
Pacific Gas & Electric Co.:
3.75% 8/15/42		555,000	451,525
3.95% 12/1/47		2,880,000	2,382,920
4% 12/1/46		1,315,000	1,093,886
4.25% 3/15/46		125,000	108,075
4.3% 3/15/45		315,000	268,305
4.55% 7/1/30		3,929,000	3,898,376
PG&E Corp.:
5% 7/1/28		1,345,000	1,300,077
5.25% 7/1/30		510,000	494,649
Vistra Operations Co. LLC:
4.375% 5/1/29(d)		1,105,000	1,044,225
5% 7/31/27(d)		1,220,000	1,200,248
5.5% 9/1/26(d)		820,000	824,485
5.625% 2/15/27(d)		1,495,000	1,493,737
			23,386,935
Gas Utilities - 0.1%
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29 (d)		335,000	302,019
Southern Natural Gas Co. LLC:
7.35% 2/15/31		175,000	210,100
8% 3/1/32		335,000	425,203
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (d)		570,000	534,375
			1,471,697
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		370,000	356,554
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (d)		245,000	192,983
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		865,000	602,983
Investment Energy Resources Ltd. 6.25% 4/26/29 (d)		485,000	489,850
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		488,750	490,216
			2,132,586
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(d)		338,000	348,098
4.875% 4/23/30(d)		95,000	105,597
			453,695
TOTAL UTILITIES			27,444,913

TOTAL NONCONVERTIBLE BONDS			557,400,459
TOTAL CORPORATE BONDS (Cost $576,257,058)			559,288,687

U.S. Government and Government Agency Obligations - 25.9%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.2%
Fannie Mae 0.625% 4/22/25	210,000	198,316
Federal Farm Credit Bank 0.375% 4/8/22	2,900,000	2,900,016
Tennessee Valley Authority:
5.25% 9/15/39	126,000	159,382
5.375% 4/1/56	302,000	443,267
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		3,700,981
U.S. Treasury Obligations - 25.6%
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.4% 4/7/22 to 5/19/22 (j)	1,960,000	1,959,802
U.S. Treasury Bonds:
1.875% 11/15/51	6,237,000	5,471,018
2% 11/15/41	5,645,000	5,107,843
2% 8/15/51	19,656,000	17,733,398
2.25% 2/15/52	11,700,000	11,221,031
2.5% 2/15/45 (j)	17,524,000	17,068,102
3% 5/15/45	1,800,000	1,912,359
3% 2/15/49	16,081,000	17,675,909
4.75% 2/15/37 (j)	8,126,000	10,601,891
6.25% 8/15/23 (j)	2,249,000	2,376,209
U.S. Treasury Notes:
0.125% 5/31/22	7,075,000	7,071,910
0.125% 6/30/22	575,000	574,349
0.125% 8/31/22	5,100,000	5,083,066
0.125% 11/30/22	4,000,000	3,968,281
0.125% 12/31/22	3,400,000	3,367,063
0.125% 2/28/23	7,200,000	7,103,250
0.125% 3/31/23	3,000,000	2,953,242
0.125% 5/31/23	3,800,000	3,722,367
0.125% 8/15/23	374,000	364,168
0.125% 10/15/23	280,000	271,370
0.25% 5/15/24	73,000	69,775
0.25% 7/31/25	1,221,000	1,132,001
0.25% 9/30/25	1,207,000	1,114,966
0.25% 10/31/25	1,700,000	1,567,387
0.375% 10/31/23	2,000,000	1,943,906
0.375% 12/31/25	8,019,000	7,404,732
0.375% 1/31/26	2,100,000	1,934,871
0.5% 11/30/23	12,900,000	12,538,699
0.625% 7/31/26	2,400,000	2,214,563
0.75% 3/31/26	4,704,000	4,386,664
0.75% 8/31/26	3,400,000	3,151,242
0.875% 9/30/26	16,300,000	15,172,371
1% 7/31/28	4,418,000	4,042,643
1.125% 10/31/26	1,700,000	1,599,063
1.125% 8/31/28 (j)	61,122,000	56,313,337
1.25% 12/31/26	2,667,000	2,519,794
1.25% 9/30/28	2,930,000	2,718,948
1.375% 8/31/23	500,000	495,039
1.375% 10/31/28	3,514,000	3,285,041
1.375% 11/15/31	9,293,000	8,526,328
1.5% 2/29/24 (k)	29,600,000	29,168,719
1.5% 9/30/24	1,995,000	1,948,008
1.5% 10/31/24	280,000	273,175
1.5% 1/31/27	6,795,000	6,493,472
1.5% 11/30/28	860,000	810,080
1.625% 11/15/22	3,584,000	3,591,560
1.625% 5/31/23	760,000	757,566
1.625% 9/30/26	4,153,000	3,998,723
1.75% 1/31/29	2,583,000	2,473,223
1.875% 2/28/27	28,800,000	28,028,250
1.875% 2/28/29	3,200,000	3,089,000
1.875% 2/15/32	5,000,000	4,800,000
2.125% 7/31/24	9,671,000	9,602,245
2.25% 4/30/24	9,144,000	9,119,711
2.25% 3/31/26	3,329,000	3,294,020
2.5% 1/31/24	630,000	632,116
2.5% 2/28/26	7,215,000	7,204,854
2.625% 12/31/23	7,427,000	7,474,289
2.75% 2/15/24	18,873,000	19,017,496
2.875% 11/30/25	3,162,000	3,199,055
3.125% 11/15/28	1,580,000	1,645,113
TOTAL U.S. TREASURY OBLIGATIONS		404,358,673
Other Government Related - 0.1%
Private Export Funding Corp. Secured 1.75% 11/15/24	1,030,000	1,004,242
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $422,320,242)		409,063,896

U.S. Government Agency - Mortgage Securities - 2.7%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.8%
1.5% 11/1/41	2,736,031	2,475,494
2.5% 9/1/51 to 12/1/51	2,456,120	2,348,901
3% 11/1/34 to 2/1/52	1,393,625	1,395,824
3.5% 1/1/51 to 3/1/52	7,014,239	7,037,763
TOTAL FANNIE MAE		13,257,982
Freddie Mac - 0.4%
2.5% 5/1/41 to 12/1/51	2,128,523	2,056,511
3% 9/1/34	444,952	450,117
3.5% 3/1/50 to 3/1/52	3,094,657	3,118,484
TOTAL FREDDIE MAC		5,625,112
Ginnie Mae - 0.9%
2% 4/1/52 (h)	100,000	95,083
2% 4/1/52 (h)	100,000	95,083
2% 4/1/52 (h)	50,000	47,541
2% 5/1/52 (h)	100,000	94,931
2% 5/1/52 (h)	100,000	94,931
2% 5/1/52 (h)	50,000	47,465
2% 5/1/52 (h)	100,000	94,931
3% 4/1/52 (h)	650,000	642,487
3% 4/1/52 (h)	550,000	543,642
3% 4/1/52 (h)	500,000	494,220
3% 4/1/52 (h)	100,000	98,844
3% 4/1/52 (h)	100,000	98,844
3% 5/1/52 (h)	1,100,000	1,084,406
3.5% 4/1/52 (h)	1,800,000	1,810,586
3.5% 4/1/52 (h)	2,750,000	2,766,172
3.5% 4/1/52 (h)	1,100,000	1,106,469
4% 4/1/52 (h)	650,000	662,736
4% 4/1/52 (h)	650,000	662,736
4% 4/1/52 (h)	2,100,000	2,141,148
4% 4/1/52 (h)	2,100,000	2,141,148
TOTAL GINNIE MAE		14,823,403
Uniform Mortgage Backed Securities - 0.6%
2% 4/1/37 (h)	50,000	48,549
2% 4/1/37 (h)	50,000	48,549
2.5% 4/1/52 (h)	25,000	23,855
2.5% 5/1/52 (h)	100,000	95,227
3.5% 4/1/52 (h)	2,100,000	2,103,773
3.5% 4/1/52 (h)	2,100,000	2,103,773
4% 4/1/52 (h)	2,100,000	2,143,150
4% 4/1/52 (h)	2,100,000	2,143,150
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		8,710,026
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $43,208,543)		42,416,523

Commercial Mortgage Securities - 1.2%
	Principal Amount (a)	Value ($)
Freddie Mac:
floater:
Series 2021-F108 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2997% 2/25/31 (f)(g)	1,805,436	1,787,022
Series 2021-F109 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2897% 3/25/31 (f)(g)	3,069,437	3,047,437
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.2797% 4/25/31 (f)(g)	1,027,000	1,027,000
Series 2021-F113 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.2797% 5/25/28 (f)(g)	1,310,468	1,310,468
Series 2021-F114 Class A/S, 0.2697% 5/25/31 (f)	600,000	593,221
Series 2021-F119 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.210% 0.2597% 7/25/31 (f)(g)	3,576,937	3,576,937
Series 2021-F120 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.210% 0.2497% 8/25/31 (f)(g)	3,388,000	3,349,694
Series 2021-F121 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.2297% 8/25/28 (f)(g)	2,515,000	2,489,787
sequential payer:
Series 2021-K135 Class A2, 2.154% 10/25/31	1,400,000	1,318,687
Series 2021-K136 Class A2, 2.127% 11/25/31	500,000	469,223
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,253,249)		18,969,476

Foreign Government and Government Agency Obligations - 10.3%
		Principal Amount (a)	Value ($)
Angola Republic:
8.25% 5/9/28 (d)		610,000	620,675
9.375% 5/8/48 (d)		85,000	84,150
9.5% 11/12/25 (d)		1,105,000	1,209,975
Arab Republic of Egypt:
5.8% 9/30/27 (d)		385,000	351,794
7.0529% 1/15/32 (d)		280,000	245,700
7.5% 1/31/27 (d)		2,850,000	2,807,250
7.6003% 3/1/29 (d)		500,000	473,750
7.903% 2/21/48 (d)		385,000	311,850
8.5% 1/31/47 (d)		580,000	493,000
8.7002% 3/1/49 (d)		200,000	170,500
Argentine Republic:
0.5% 7/9/30 (l)		7,000,308	2,345,103
1% 7/9/29		738,798	252,300
1.125% 7/9/35 (l)		1,857,241	565,530
2% 1/9/38 (l)		897,304	338,732
Australian Commonwealth 1.75% 6/21/51 (Reg. S)	AUD	1,375,000	738,185
Banque Centrale de Tunisie 5.75% 1/30/25 (d)		45,000	30,150
Barbados Government 6.5% 10/1/29 (d)		859,000	825,070
Bermuda Government:
2.375% 8/20/30 (d)		55,000	50,353
3.375% 8/20/50 (d)		165,000	145,592
3.717% 1/25/27 (d)		645,000	652,780
4.75% 2/15/29 (d)		360,000	387,293
Brazilian Federative Republic:
2.875% 6/6/25		1,165,000	1,143,448
3.875% 6/12/30		830,000	765,053
7.125% 1/20/37		565,000	647,561
8.25% 1/20/34		1,045,000	1,287,505
Buenos Aires Province 3.9% 9/1/37 (d)(l)		550,000	234,884
Cameroon Republic 5.95% 7/7/32 (d)	EUR	585,000	567,880
Canadian Government:
1.5% 6/1/31	CAD	1,925,000	1,427,409
2% 12/1/51	CAD	715,000	526,377
Chilean Republic:
2.45% 1/31/31		1,355,000	1,265,909
2.75% 1/31/27		310,000	303,180
3.5% 1/31/34		200,000	198,200
4% 1/31/52		200,000	197,100
4.34% 3/7/42		260,000	267,020
Colombian Republic:
3% 1/30/30		490,000	420,726
3.125% 4/15/31		535,000	452,677
3.25% 4/22/32		600,000	502,800
4.125% 5/15/51		220,000	166,073
5% 6/15/45		855,000	720,498
6.125% 1/18/41		40,000	38,808
7.375% 9/18/37		140,000	157,745
Costa Rican Republic:
5.625% 4/30/43 (d)		200,000	174,225
6.125% 2/19/31 (d)		150,000	151,763
7% 4/4/44 (d)		60,000	58,811
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (d)		200,000	94,522
7.55% 3/28/30 (d)		235,000	111,063
7.85% 3/14/29 (d)		415,000	196,133
Dominican Republic:
4.5% 1/30/30 (d)		225,000	206,620
4.875% 9/23/32 (d)		860,000	779,268
5.875% 1/30/60 (d)		270,000	229,551
5.95% 1/25/27 (d)		445,000	448,338
6% 7/19/28 (d)		360,000	365,918
6.4% 6/5/49 (d)		160,000	149,580
6.5% 2/15/48 (d)		65,000	61,864
6.5% 2/15/48 (Reg. S)		150,000	142,763
6.85% 1/27/45 (d)		300,000	297,338
6.875% 1/29/26 (d)		780,000	822,900
7.45% 4/30/44 (d)		335,000	351,918
Ecuador Republic:
1% 7/31/35 (d)(l)		705,000	458,382
5% 7/31/30 (d)(l)		1,320,000	1,099,973
El Salvador Republic:
6.375% 1/18/27 (d)		75,000	36,563
7.1246% 1/20/50 (d)		290,000	131,950
7.625% 2/1/41 (d)		90,000	40,950
7.75% 1/24/23 (d)		730,000	594,950
Emirate of Abu Dhabi:
1.7% 3/2/31 (d)		570,000	519,413
3.125% 4/16/30 (d)		715,000	729,300
3.125% 9/30/49 (d)		920,000	841,800
3.875% 4/16/50 (d)		620,000	647,125
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		720,000	615,510
Gabonese Republic 7% 11/24/31 (d)		455,000	432,819
Georgia Republic 2.75% 4/22/26 (d)		480,000	410,400
German Federal Republic:
0% 12/15/22 (Reg. S)	EUR	650,000	721,867
0% 6/16/23 (Reg. S)	EUR	3,875,000	4,306,909
0% 10/9/26 (Reg. S)	EUR	4,475,000	4,876,103
0% 2/15/31 (Reg. S)	EUR	12,625,000	13,390,711
0% 8/15/31	EUR	8,206,500	8,655,894
0% 2/15/32 (Reg. S)	EUR	13,060,000	13,694,875
Ghana Republic:
7.75% 4/7/29 (d)		560,000	406,000
8.125% 1/18/26 (d)		75,000	62,625
10.75% 10/14/30 (d)		360,000	377,100
Guatemalan Republic:
4.9% 6/1/30 (d)		40,000	40,783
5.375% 4/24/32 (d)		380,000	397,409
6.125% 6/1/50 (d)		225,000	235,519
Hungarian Republic 2.125% 9/22/31 (d)		205,000	185,820
Indonesian Republic:
3.85% 10/15/30		330,000	347,284
4.1% 4/24/28		665,000	706,064
4.35% 1/11/48		300,000	307,908
5.125% 1/15/45 (d)		825,000	912,747
5.25% 1/17/42 (d)		305,000	340,323
5.95% 1/8/46 (d)		350,000	428,378
6.625% 2/17/37 (d)		220,000	276,623
6.75% 1/15/44 (d)		330,000	437,286
7.75% 1/17/38 (d)		730,000	1,002,518
8.5% 10/12/35 (Reg. S)		875,000	1,248,406
Islamic Republic of Pakistan:
6% 4/8/26 (d)		730,000	569,480
6.875% 12/5/27 (d)		130,000	101,628
8.25% 4/15/24 (d)		95,000	82,579
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		5,395,000	5,643,359
5.5% 12/4/23		1,628,000	1,711,480
3.375% 1/15/50		595,000	563,019
Ivory Coast:
5.875% 10/17/31 (d)	EUR	500,000	510,880
6.125% 6/15/33 (d)		400,000	385,325
6.375% 3/3/28 (d)		490,000	497,442
Jamaican Government:
6.75% 4/28/28		255,000	278,635
7.875% 7/28/45		160,000	205,780
Japan Government:
0.1% 12/20/30	JPY	467,600,000	3,814,163
0.4% 3/20/56	JPY	230,150,000	1,602,240
Jordanian Kingdom:
4.95% 7/7/25 (d)		575,000	572,125
7.375% 10/10/47 (d)		110,000	99,433
Kingdom of Saudi Arabia:
2.25% 2/2/33 (d)		665,000	610,138
3.625% 3/4/28 (d)		315,000	323,663
3.75% 1/21/55 (d)		255,000	244,800
4.5% 10/26/46 (d)		640,000	672,000
4.5% 4/22/60 (d)		225,000	243,000
4.625% 10/4/47 (d)		330,000	353,925
Korean Republic 1% 9/16/30		590,000	515,250
Lebanese Republic:
5.8% 4/14/20 (e)		625,000	73,359
6.375% 3/9/20 (e)		810,000	94,821
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S)		200,000	32,000
5.1% 3/28/35(Reg. S)		600,000	96,000
Mongolia Government 5.125% 4/7/26 (d)		480,000	472,853
Moroccan Kingdom:
2.375% 12/15/27 (d)		520,000	473,200
4% 12/15/50 (d)		200,000	159,750
5.5% 12/11/42 (d)		70,000	68,548
Panamanian Republic:
2.252% 9/29/32		400,000	353,825
3.16% 1/23/30		440,000	430,045
3.298% 1/19/33		255,000	244,545
3.87% 7/23/60		350,000	307,519
3.875% 3/17/28		555,000	567,592
4.5% 5/15/47		250,000	249,031
4.5% 4/16/50		525,000	520,669
Peoples Republic of China 1.2% 10/21/30 (d)		430,000	384,949
Peruvian Republic:
2.783% 1/23/31		1,775,000	1,674,380
3% 1/15/34		440,000	412,280
3.3% 3/11/41		360,000	327,600
Philippine Republic 3.556% 9/29/32		200,000	205,272
Provincia de Cordoba:
5% 12/10/25 (d)(l)		1,051,837	818,987
5% 6/1/27 (d)(l)		515,562	338,595
Republic of Armenia 7.15% 3/26/25 (d)		245,000	242,749
Republic of Benin:
4.875% 1/19/32 (d)	EUR	510,000	492,183
5.75% 3/26/26 (d)	EUR	245,000	278,959
Republic of Iraq 5.8% 1/15/28 (Reg. S)		225,000	219,628
Republic of Kenya:
6.875% 6/24/24 (d)		540,000	540,675
7% 5/22/27 (d)		475,000	457,188
Republic of Nigeria:
6.125% 9/28/28 (d)		545,000	499,118
6.375% 7/12/23 (d)		385,000	390,775
6.5% 11/28/27 (d)		225,000	212,906
7.143% 2/23/30 (d)		360,000	336,600
7.625% 11/21/25 (d)		1,575,000	1,628,156
Republic of Paraguay:
2.739% 1/29/33 (d)		225,000	198,534
4.95% 4/28/31 (d)		480,000	502,590
5.4% 3/30/50 (d)		445,000	447,587
Republic of Serbia 2.125% 12/1/30 (d)		525,000	437,063
Republic of Uzbekistan:
3.7% 11/25/30 (d)		270,000	240,300
3.9% 10/19/31 (d)		395,000	349,575
4.75% 2/20/24 (d)		215,000	216,075
Republic of Zambia 8.97% 7/30/27 (d)		335,000	236,028
Romanian Republic:
3% 2/27/27 (d)		470,000	455,900
3% 2/14/31 (d)		600,000	555,750
3.375% 1/28/50 (Reg. S)	EUR	170,000	150,450
3.625% 3/27/32 (d)		470,000	444,738
4.375% 8/22/23 (d)		210,000	214,515
Rwanda Republic 5.5% 8/9/31 (d)		595,000	542,305
South African Republic 4.85% 9/30/29		235,000	229,169
State of Qatar:
3.75% 4/16/30 (d)		1,875,000	1,973,438
4% 3/14/29 (d)		580,000	619,150
4.4% 4/16/50 (d)		520,000	583,050
4.817% 3/14/49 (d)		1,060,000	1,253,450
5.103% 4/23/48 (d)		370,000	452,325
9.75% 6/15/30 (d)		295,000	433,650
Sultanate of Oman:
5.375% 3/8/27 (d)		120,000	123,000
5.625% 1/17/28 (d)		1,465,000	1,508,950
6% 8/1/29 (d)		450,000	468,563
6.25% 1/25/31 (d)		425,000	448,375
6.75% 1/17/48 (d)		750,000	747,188
Turkish Republic:
4.25% 3/13/25		590,000	550,286
4.25% 4/14/26		215,000	192,801
4.75% 1/26/26		980,000	901,600
4.875% 10/9/26		650,000	584,309
4.875% 4/16/43		715,000	506,443
5.125% 2/17/28		520,000	455,748
5.75% 3/22/24		260,000	256,311
5.75% 5/11/47		375,000	278,977
6% 1/14/41		165,000	128,679
6.125% 10/24/28		365,000	331,420
6.35% 8/10/24		270,000	267,773
6.375% 10/14/25		720,000	704,160
7.25% 12/23/23		560,000	570,780
Ukraine Government:
1.258% 5/31/40 (d)(f)		370,000	112,850
6.876% 5/21/29 (d)		170,000	69,700
7.253% 3/15/33 (d)		585,000	241,313
7.375% 9/25/32 (d)		285,000	117,563
7.75% 9/1/22 (d)		566,000	336,770
7.75% 9/1/23 (d)		1,345,000	672,500
7.75% 9/1/24 (d)		1,505,000	643,388
7.75% 9/1/26 (d)		200,000	84,000
7.75% 9/1/27 (d)		110,000	46,200
United Kingdom, Great Britain and Northern Ireland 0.375% 10/22/26 (Reg. S)	GBP	8,580,000	10,731,884
United Mexican States:
2.659% 5/24/31		510,000	464,610
3.25% 4/16/30		620,000	597,680
3.5% 2/12/34		610,000	567,300
3.75% 1/11/28		590,000	600,915
4.5% 4/22/29		345,000	363,803
5.75% 10/12/2110		840,000	854,700
6.05% 1/11/40		670,000	762,125
Uruguay Republic 5.1% 6/18/50		675,000	798,947
Venezuelan Republic:
9.25% 9/15/27 (e)		2,395,000	215,550
11.95% 8/5/31 (Reg. S) (e)		1,090,000	98,100
12.75% 8/23/22 (e)		190,000	17,100
Vietnamese Socialist Republic 5.5% 3/12/28		1,763,000	1,753,414
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $180,025,466)			161,867,965

Common Stocks - 4.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.4%
Entertainment - 0.0%
New Cotai LLC/New Cotai Capital Corp. (b)(c)(m)	247,076	98,830
Interactive Media & Services - 0.2%
Alphabet, Inc. Class A (m)	500	1,390,675
Meta Platforms, Inc. Class A (m)	5,800	1,289,688
		2,680,363
Media - 0.1%
iHeartMedia, Inc. (m)	5,655	107,049
Nexstar Broadcasting Group, Inc. Class A	10,600	1,997,888
		2,104,937
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (m)	5,900	757,265
TOTAL COMMUNICATION SERVICES		5,641,395
CONSUMER DISCRETIONARY - 0.4%
Auto Components - 0.0%
Exide Technologies (c)(m)	2,115	2,115
Exide Technologies (c)(m)	124,905	1
Exide Technologies (c)(m)	84	54,600
UC Holdings, Inc. (c)(m)	33,750	164,025
		220,741
Hotels, Restaurants & Leisure - 0.2%
Boyd Gaming Corp.	16,278	1,070,767
Caesars Entertainment, Inc. (m)	32,600	2,521,936
Studio City International Holdings Ltd. (d)	10,083	58,849
Studio City International Holdings Ltd. ADR (m)	11,100	64,785
		3,716,337
Household Durables - 0.1%
Tempur Sealy International, Inc.	41,400	1,155,888
Specialty Retail - 0.1%
Lowe's Companies, Inc.	2,900	586,351
Williams-Sonoma, Inc.	3,900	565,500
		1,151,851
TOTAL CONSUMER DISCRETIONARY		6,244,817
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Southeastern Grocers, Inc. (b)(c)(m)	40,826	960,228
Food Products - 0.2%
Darling Ingredients, Inc. (m)	16,900	1,358,422
JBS SA	248,400	1,942,414
Reddy Ice Holdings, Inc. (c)(m)	2,286	126
		3,300,962
TOTAL CONSUMER STAPLES		4,261,190
ENERGY - 1.1%
Energy Equipment & Services - 0.1%
Diamond Offshore Drilling, Inc. (m)	5,989	42,702
Forbes Energy Services Ltd. (c)(m)	6,562	1
Jonah Energy Parent LLC (c)(m)	15,708	871,009
Superior Energy Services, Inc. Class A (c)(m)	5,560	142,340
		1,056,052
Oil, Gas & Consumable Fuels - 1.0%
California Resources Corp.	105,599	4,723,443
California Resources Corp. warrants 10/27/24 (m)	3,099	44,595
Chaparral Energy, Inc.:
Series A warrants 10/1/24 (c)(m)	13	22
Series B warrants 10/1/25 (c)(m)	13	22
Cheniere Energy, Inc.	8,900	1,233,985
Chesapeake Energy Corp.	23,174	2,016,138
Chesapeake Energy Corp. (b)(m)	1,691	147,117
Chesapeake Energy Corp.:
Series A warrants 2/9/26 (m)	6,246	399,931
Series B warrants 2/9/26 (m)	6,940	413,208
Series C warrants 2/9/26 (m)	4,478	249,290
Civitas Resources, Inc.	3,070	183,310
Denbury, Inc. warrants 9/18/25 (m)	22,930	1,215,290
EP Energy Corp. (c)(m)	52,316	4,654,031
Mesquite Energy, Inc. (c)(m)	15,322	852,032
Unit Corp. (m)	2,069	127,347
		16,259,761
TOTAL ENERGY		17,315,813
FINANCIALS - 0.1%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (c)(m)	314,563	3
Consumer Finance - 0.1%
OneMain Holdings, Inc.	29,400	1,393,854
Diversified Financial Services - 0.0%
Axis Energy Services, LLC Class A (c)	395	126
TOTAL FINANCIALS		1,393,983
HEALTH CARE - 0.2%
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. (m)	1,800	511,146
IQVIA Holdings, Inc. (m)	7,700	1,780,317
Thermo Fisher Scientific, Inc.	1,700	1,004,105
		3,295,568
INDUSTRIALS - 0.2%
Air Freight & Logistics - 0.0%
GXO Logistics, Inc. (m)	4,210	300,341
Building Products - 0.0%
Carrier Global Corp.	11,700	536,679
Electrical Equipment - 0.0%
Array Technologies, Inc. (m)	300	3,381
Professional Services - 0.1%
ASGN, Inc. (m)	8,000	933,680
Road & Rail - 0.1%
XPO Logistics, Inc. (m)	8,600	626,080
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (c)(m)	321	44,356
Class B (c)(m)	107	14,785
		59,141
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (b)(c)(m)	16,755	19
Class A2 (b)(c)(m)	16,755	19
Class A3 (b)(c)(m)	16,755	19
Class A4 (b)(c)(m)	16,755	19
Class A5 (b)(c)(m)	16,755	19
Class A6 (b)(c)(m)	16,755	19
Class A7 (b)(c)(m)	16,755	19
Class A8 (b)(c)(m)	16,755	19
Class A9 (b)(c)(m)	16,755	19
		171
TOTAL INDUSTRIALS		2,459,473
INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment & Components - 0.1%
CDW Corp.	5,000	894,450
Zebra Technologies Corp. Class A (m)	2,300	951,510
		1,845,960
IT Services - 0.1%
Global Payments, Inc.	12,100	1,655,764
GTT Communications, Inc. rights (c)(m)	27,222	27,222
		1,682,986
Semiconductors & Semiconductor Equipment - 0.3%
Lam Research Corp.	3,200	1,720,352
Marvell Technology, Inc.	15,400	1,104,334
Microchip Technology, Inc.	11,800	886,652
NXP Semiconductors NV	3,000	555,240
onsemi (m)	21,400	1,339,854
		5,606,432
Software - 0.2%
Adobe, Inc. (m)	3,600	1,640,232
SS&C Technologies Holdings, Inc.	15,008	1,125,900
		2,766,132
TOTAL INFORMATION TECHNOLOGY		11,901,510
MATERIALS - 0.5%
Chemicals - 0.2%
CF Industries Holdings, Inc.	21,900	2,257,014
The Chemours Co. LLC	42,600	1,341,048
		3,598,062
Containers & Packaging - 0.2%
Berry Global Group, Inc. (m)	21,000	1,217,160
WestRock Co.	23,900	1,124,017
		2,341,177
Metals & Mining - 0.1%
Algoma Steel GP	21,960	234,698
Algoma Steel SCA (c)(m)	10,220	0
Elah Holdings, Inc. (c)(m)	14	1,092
First Quantum Minerals Ltd.	54,800	1,897,168
		2,132,958
TOTAL MATERIALS		8,072,197
UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Energy, Inc.	24,200	928,312
PG&E Corp. (m)	76,666	915,392
Portland General Electric Co.	140	7,721
		1,851,425
Independent Power and Renewable Electricity Producers - 0.0%
PureWest Energy (c)	901	10,817
PureWest Energy rights (c)(m)	543	0
		10,817
TOTAL UTILITIES		1,862,242
TOTAL COMMON STOCKS (Cost $38,451,813)		62,448,188

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies (c)(m)	187	174,050
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (b)(c)(m)	8,042,141	2,716
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $460,804)		176,766

Bank Loan Obligations - 1.4%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Connect U.S. Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (f)(g)(n)	475,300	470,785
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.8125% 5/1/28 (f)(g)(n)	262,875	258,493
Securus Technologies Holdings Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.506% 11/1/24 (f)(g)(n)	413,522	392,846
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.4574% 3/9/27 (f)(g)(n)	409,763	398,392
		1,520,516
Media - 0.1%
Diamond Sports Group LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 8.000% 9% 5/25/26 (f)(g)(n)	359,172	363,712
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.7306% 9/19/26 (f)(g)(n)	207,059	206,061
Univision Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4% 1/31/29 (f)(g)(n)	355,000	350,857
		920,630
TOTAL COMMUNICATION SERVICES		2,441,146
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (f)(g)(n)	51,021	47,218
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.7579% 12/17/28 (f)(g)(n)	104,738	103,616
		150,834
Diversified Consumer Services - 0.1%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.256% 8/22/25 (f)(g)(n)	305,000	303,222
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5% 1/15/27 (f)(g)(n)	592,723	591,982
		895,204
Hotels, Restaurants & Leisure - 0.0%
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 10/1/28 (f)(g)(n)	698,250	693,886
Fertitta Entertainment LLC NV Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 1/27/29 (f)(g)(n)	175,000	173,906
		867,792
Specialty Retail - 0.1%
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.256% 4/15/28 (f)(g)(n)	267,975	250,817
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.4574% 2/5/26 (f)(g)(n)	958,170	927,633
		1,178,450
TOTAL CONSUMER DISCRETIONARY		3,092,280
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Bengal Debt Merger Sub LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 3.75% 1/24/29 (f)(g)(n)	99,273	97,500
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 3.75% 1/20/29 (f)(g)(n)	5,727	5,625
		103,125
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% 12/21/20 (c)(e)(f)(n)	61,482	0
Oil, Gas & Consumable Fuels - 0.0%
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (f)(g)(n)	73,125	72,028
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(f)(g)(n)	283,417	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(f)(g)(n)	122,000	0
		72,028
TOTAL ENERGY		72,028
FINANCIALS - 0.1%
Capital Markets - 0.0%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.8049% 2/27/28 (f)(g)(n)	534,600	531,066
Insurance - 0.1%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 2/15/27 (f)(g)(n)	64,838	64,473
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/6/27 (f)(g)(n)	639,785	634,897
		699,370
TOTAL FINANCIALS		1,230,436
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.006% 10/1/27 (f)(g)(n)	974,210	971,774
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/15/28 (f)(g)(n)	330,000	327,291
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.25% 6/13/26 (f)(g)(n)	2,061,614	1,883,800
		3,182,865
Health Care Technology - 0.0%
Athenahealth, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 2/15/29 (f)(g)(n)	474,565	468,752
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 2/15/29 (f)(g)(n)(o)	80,435	79,449
		548,201
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2086% 6/1/25 (f)(g)(n)	68,932	68,299
TOTAL HEALTH CARE		3,799,365
INDUSTRIALS - 0.3%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.506% 4/8/26 (f)(g)(n)	136,512	133,895
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.506% 4/4/26 (f)(g)(n)	73,394	71,987
		205,882
Airlines - 0.1%
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 8/11/28 (f)(g)(n)	425,000	420,572
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (f)(g)(n)	205,000	211,373
		631,945
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (f)(g)(n)	1,131,450	1,017,671
Hunter Douglas, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 2/25/29 (f)(g)(n)	1,045,000	1,022,794
		2,040,465
Commercial Services & Supplies - 0.1%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.8011% 12/20/29 (f)(g)(n)	50,000	49,500
Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (f)(g)(n)(p)	29,851	29,328
Tranche B2 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/31/29 (f)(g)(n)(p)	190,299	186,968
Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (f)(g)(n)(p)	29,851	29,328
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.5244% 6/21/28 (f)(g)(n)	138,950	136,750
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (f)(g)(n)	411,323	394,870
		826,744
Construction & Engineering - 0.0%
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.0187% 6/4/28 (f)(g)(n)	303,475	299,430
TOTAL INDUSTRIALS		4,004,466
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Components - 0.0%
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 3/31/28 (f)(g)(n)	99,253	98,137
IT Services - 0.1%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (f)(g)(n)	60,938	60,299
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.4574% 10/31/26 (f)(g)(n)	58,650	57,942
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7% 5/31/25 (f)(g)(n)	745,026	606,190
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.256% 8/19/28 (f)(g)(n)	530,775	528,121
		1,252,552
Software - 0.2%
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.756% 10/2/25 (f)(g)(n)	1,619,506	1,608,380
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/2/28 (f)(g)(n)	318,400	315,773
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.7579% 8/31/28 (f)(g)(n)	309,225	305,573
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/22/28 (f)(g)(n)	308,450	304,564
Ultimate Software Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/3/26 (f)(g)(n)	661,654	655,640
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.4574% 2/28/27 (f)(g)(n)	122,500	121,173
		3,311,103
TOTAL INFORMATION TECHNOLOGY		4,661,792
MATERIALS - 0.0%
Chemicals - 0.0%
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.8125% 11/9/28 (f)(g)(n)	169,575	164,779
W.R. Grace Holding LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.8125% 9/22/28 (f)(g)(n)	129,675	128,378
		293,157
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 3/30/29 (f)(g)(n)(p)	420,000	412,999
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5544% 2/9/26 (f)(g)(n)	79,200	71,924
		484,923
TOTAL MATERIALS		778,080
UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (f)(g)(n)	1,650,600	1,627,904
TOTAL BANK LOAN OBLIGATIONS (Cost $22,472,272)		21,810,622

Fixed-Income Funds - 8.8%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (q) (Cost $143,103,882)	1,399,696	139,619,690

Preferred Securities - 4.3%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
CAS Capital No 1 Ltd. 4% (Reg. S) (f)(i)		800,000	748,000
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 4.375% (f)(i)	EUR	1,400,000	1,542,332
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (i)		1,685,000	1,685,843
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
DCP Midstream Partners LP 7.375% (f)(i)		775,000	744,000
Energy Transfer LP:
6.25% (f)(i)		4,050,000	3,467,813
6.625% (f)(i)		1,515,000	1,355,925
7.125% (f)(i)		410,000	399,750
Gazprom PJSC Via Gaz Finance PLC 4.5985% (d)(f)(i)		550,000	137,500
MPLX LP 6.875% (f)(i)		1,550,000	1,519,000
Summit Midstream Partners LP 9.5% (f)(i)		148,000	118,461
			7,742,449
FINANCIALS - 3.4%
Banks - 3.2%
Banco Do Brasil SA 6.25% (d)(f)(i)		560,000	538,160
Banco Mercantil del Norte SA:
6.75% (d)(f)(i)		350,000	340,988
6.875% (d)(f)(i)		960,000	953,808
7.625% (d)(f)(i)		210,000	207,283
Bank of America Corp.:
5.2% (f)(i)		3,717,000	3,744,878
5.875% (f)(i)		5,125,000	5,175,225
6.25% (f)(i)		1,410,000	1,457,517
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (d)(f)		340,000	320,280
5.35% 11/12/29 (d)(f)		180,000	179,696
Citigroup, Inc.:
4.7% (f)(i)		3,805,000	3,643,288
5% (f)(i)		3,245,000	3,212,550
5.9% (f)(i)		1,455,000	1,477,218
5.95% (f)(i)		2,675,000	2,703,355
6.3% (f)(i)		270,000	271,080
Emirates NBD Bank PJSC 6.125% (Reg. S) (f)(i)		625,000	631,250
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (f)(i)		200,000	200,000
Huntington Bancshares, Inc. 5.7% (f)(i)		650,000	624,195
Itau Unibanco Holding SA 6.125% (d)(f)(i)		785,000	780,094
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.5344% (f)(g)(i)		2,145,000	2,136,956
4% (f)(i)		4,805,000	4,531,115
4.6% (f)(i)		1,225,000	1,180,594
5% (f)(i)		1,660,000	1,654,481
6% (f)(i)		6,524,000	6,605,550
6.125% (f)(i)		850,000	857,650
6.75% (f)(i)		400,000	417,424
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(f)(i)		455,000	444,353
NBK Tier 1 Ltd. 3.625% (d)(f)(i)		230,000	214,906
Tinkoff Credit Systems 6% (d)(f)(i)		275,000	27,500
Wells Fargo & Co.:
5.875% (f)(i)		2,600,000	2,716,480
5.9% (f)(i)		3,065,000	3,087,988
			50,335,862
Capital Markets - 0.2%
Goldman Sachs Group, Inc.:
4.4% (f)(i)		420,000	399,000
4.95% (f)(i)		710,000	708,651
5% (f)(i)		2,951,000	2,818,205
			3,925,856
Diversified Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (d)(i)		94,812	3,935
TOTAL FINANCIALS			54,265,653
INDUSTRIALS - 0.0%
Marine - 0.0%
DP World Salaam 6% (Reg. S) (f)(i)		600,000	620,813
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Network i2i Ltd.:
3.975% (d)(f)(i)		315,000	291,533
5.65% (d)(f)(i)		380,000	377,815
			669,348
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV 5.125% (d)(f)(i)		595,000	583,844
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
MAF Global Securities Ltd. 5.5% (Reg. S) (f)(i)		600,000	595,800
TOTAL PREFERRED SECURITIES (Cost $70,534,954)			68,454,082

Money Market Funds - 7.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (r)	104,586,776	104,607,693
Fidelity Securities Lending Cash Central Fund 0.31% (r)(s)	20,122,988	20,125,000
TOTAL MONEY MARKET FUNDS (Cost $124,724,140)		124,732,693

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $1,640,812,423)	1,608,848,588
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(29,711,505)
NET ASSETS - 100.0%	1,579,137,083

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 4/1/52	(100,000)	(95,083)
3% 4/1/52	(1,100,000)	(1,087,285)
3.5% 4/1/52	(2,100,000)	(2,112,350)
3.5% 4/1/52	(2,100,000)	(2,112,350)

TOTAL GINNIE MAE		(5,407,068)

Uniform Mortgage Backed Securities
2% 4/1/37	(50,000)	(48,549)
2% 4/1/37	(50,000)	(48,549)
2.5% 4/1/52	(25,000)	(23,855)
2.5% 5/1/52	(25,000)	(23,807)
2.5% 5/1/52	(75,000)	(71,420)
3.5% 4/1/52	(2,100,000)	(2,103,773)
3.5% 4/1/52	(2,100,000)	(2,103,773)
4% 4/1/52	(2,100,000)	(2,143,150)
4% 4/1/52	(2,100,000)	(2,143,150)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(8,710,026)

TOTAL TBA SALE COMMITMENTS (Proceeds $14,102,999)		(14,117,094)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	530	Jun 2022	65,123,750	(1,877,906)	(1,877,906)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	333	Jun 2022	70,569,984	(912,293)	(912,293)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	5	Jun 2022	573,438	765	765
CBOT Long Term U.S. Treasury Bond Contracts (United States)	19	Jun 2022	2,851,188	(13,600)	(13,600)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	195	Jun 2022	34,539,375	(1,345,627)	(1,345,627)

TOTAL FUTURES CONTRACTS					(4,148,661)
The notional amount of futures purchased as a percentage of Net Assets is 11.0%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	33,700	CHF	36,450	Citibank NA	4/01/22	71
USD	126,329	EUR	114,974	Hsbc Bank Plc	4/01/22	(862)
AUD	1,204,000	USD	874,226	Brown Brothers Harriman & Co.	5/18/22	27,319
CAD	2,256,000	USD	1,778,731	Bank Of America NA	5/18/22	25,581
EUR	806,000	USD	888,486	Barclays Bank PLC	5/18/22	4,507
EUR	622,000	USD	686,746	Brown Brothers Harriman & Co.	5/18/22	2,388
EUR	299,000	USD	330,774	Brown Brothers Harriman & Co.	5/18/22	498
EUR	245,580	USD	221,000	Brown Brothers Harriman & Co.	5/18/22	(727)
EUR	4,058,000	USD	4,673,923	CIBC World Markets	5/18/22	(177,934)
EUR	419,000	USD	461,256	Citibank NA	5/18/22	2,967
EUR	1,004,000	USD	1,105,263	Citibank NA	5/18/22	7,101
EUR	387,000	USD	429,879	Hsbc Bank Plc	5/18/22	(1,109)
EUR	1,154,000	USD	1,273,984	Hsbc Bank Plc	5/18/22	4,570
EUR	198,000	USD	218,252	Hsbc Bank Plc	5/18/22	1,118
EUR	1,763,000	USD	1,945,530	Hsbc Bank Plc	5/18/22	7,755
EUR	378,000	USD	424,405	National Australia Bank	5/18/22	(5,607)
EUR	2,043,000	USD	2,257,049	National Australia Bank	5/18/22	6,456
EUR	598,000	USD	665,912	National Australia Bank	5/18/22	(3,369)
EUR	354,000	USD	403,914	Royal Bank Of Canada	5/18/22	(11,706)
EUR	42,139,000	USD	47,345,105	Royal Bank Of Canada	5/18/22	(657,950)
EUR	3,664,000	USD	3,974,806	Royal Bank Of Canada	5/18/22	84,657
EUR	303,000	USD	334,068	Royal Bank Of Canada	5/18/22	1,635
EUR	905,000	USD	1,009,494	Royal Bank Of Canada	5/18/22	(6,815)
EUR	503,000	USD	557,330	Royal Bank Of Canada	5/18/22	(40)
EUR	305,000	USD	336,920	Royal Bank Of Canada	5/18/22	1,000
EUR	416,000	USD	457,511	State Street Bank	5/18/22	3,389
GBP	175,000	USD	230,414	BNP Paribas	5/18/22	(580)
GBP	6,704,000	USD	8,979,262	Morgan Stanley	5/18/22	(174,672)
JPY	573,798,000	USD	4,994,624	Morgan Stanley	5/18/22	(276,555)
USD	1,660,529	AUD	2,304,000	National Australia Bank	5/18/22	(64,687)
USD	3,789,128	CAD	4,803,000	Hsbc Bank Plc	5/18/22	(52,232)
USD	3,898,076	EUR	3,569,000	BNP Paribas	5/18/22	(56,134)
USD	111,654,396	EUR	97,381,000	Barclays Bank PLC	5/18/22	3,762,851
USD	672,243	EUR	614,000	Brown Brothers Harriman & Co.	5/18/22	(8,027)
USD	2,290,964	EUR	2,076,000	Brown Brothers Harriman & Co.	5/18/22	(9,104)
USD	429,117	EUR	383,000	Hsbc Bank Plc	5/18/22	4,779
USD	943,798	EUR	847,000	Hsbc Bank Plc	5/18/22	5,379
USD	807,026	EUR	732,000	Hsbc Bank Plc	5/18/22	(3,981)
USD	1,971,067	EUR	1,791,000	Hsbc Bank Plc	5/18/22	(13,239)
USD	394,182	EUR	352,000	JPMorgan Chase Bank, N.A.	5/18/22	4,189
USD	610,825	EUR	536,000	National Australia Bank	5/18/22	16,974
USD	411,526	EUR	359,000	Royal Bank Of Canada	5/18/22	13,778
USD	3,178,768	EUR	2,875,000	State Street Bank	5/18/22	(6,537)
USD	1,457,817	EUR	1,323,000	State Street Bank	5/18/22	(7,978)
USD	20,278,491	GBP	14,954,000	Brown Brothers Harriman & Co.	5/18/22	638,897
USD	218,465	GBP	164,000	Royal Bank Of Canada	5/18/22	3,078
USD	10,679,416	JPY	1,234,964,000	Hsbc Bank Plc	5/18/22	524,892

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						3,615,984

Unrealized Appreciation						5,155,829
Unrealized Depreciation						(1,539,845)
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
EUR	-	European Monetary Unit
GBP	-	British pound sterling
JPY	-	Japanese yen
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,814,634 or 0.2% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $466,759,379 or 29.6% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,571,143.
(k)	Security or a portion of the security is on loan at period end.
(l)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(m)	Non-income producing
(n)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(o)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $80,435 and $79,329, respectively.

(p)	The coupon rate will be determined upon settlement of the loan after period end.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(s)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	16,014
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	119,924
Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	208,674
New Cotai LLC/New Cotai Capital Corp.	9/11/20	1,223,948
Southeastern Grocers, Inc.	6/01/18	287,174
Tricer Holdco SCA	10/16/09 - 12/30/17	286,754
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	45,666
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	45,666
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	45,666
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	45,666
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	45,666
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	45,666
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	45,666
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	45,666
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	45,706

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	122,864,292	121,930,985	140,187,584	33,755	-	-	104,607,693	0.2%
Fidelity Floating Rate Central Fund	148,227,047	1,453,459	8,746,949	1,453,459	(289,935)	(1,023,932)	139,619,690	4.4%
Fidelity Mortgage Backed Securities Central Fund	1,965	3	1,936	4	(53)	21	-	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	-	20,379,551	254,551	10,036	-	-	20,125,000	0.0%
Total	271,093,304	143,763,998	149,191,020	1,497,254	(289,988)	(1,023,911)	264,352,383

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Corporate Bonds, U.S. Government and Government Agency Obligations, Foreign Government and Government Agency Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.U.S. Government Agency - Mortgage Securities and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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